Commitments and Contingencies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) m²	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) m²	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Line Items]
Percentage of asset disposition payment	27.50%		27.50%
Area of land held (in Square Meters) | m²	1,647		1,647
Monthly rent	$ 2,714		$ 2,714
Security deposit	5,588		5,588
Monthly rent	$ 40,981	$ 22,744	$ 53,451	$ 44,097
Global Stem Cell Group [Member]
Commitments and Contingencies [Line Items]
Area of land held (in Square Meters) | m²	1,216
Tulum Trade Center [Member]
Commitments and Contingencies [Line Items]
Area of land held (in Square Meters) | m²	2,863
Monthly rent	$ 6,341
Security deposit	$ 11,725